Fair Value Measures - Schedule Outstanding Interest Rate Swaps and Foreign Exchange Forward Contracts (Q2) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Interest rate swaps | Designated as Hedges
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Notional amount	$ 50,000	$ 0
Foreign exchange forward contracts | Non- Designated Hedges
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Notional amount	$ 107,748	$ 0